Deferred Income Tax and Income Tax Expense - Summary of Gross Movements on the Deferred Income Tax Account (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Beginning	₩ 583,760	₩ 563,729
Changes in accounting policy	(374,307)
Credited to the statement of profit or loss	15,016	(1,771)	₩ (152,102)
Charged to other comprehensive income	36,115	21,802	1,810
Ending	₩ 260,584	₩ 583,760	₩ 563,729